Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 14,413,123	R$ 9,881,326
Cash and cash equivalents	R$ 16,645,571	15,179,753	R$ 12,283,589	R$ 9,018,818
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	3.40%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits	R$ 2,232,448	3,204,403
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	102.03%
Foreign countries
Cash and Cash Equivalents [Line Items]
Fixed-term deposits		R$ 2,094,024
Foreign countries | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	4.35%